UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/06

# MFS® Charter Income Trust

MFS
INVESTMENT MANAGEMENT®

MFS Charter Income Trust PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006

Issuer	Shares/Par	Value ($)

Bonds – 95.9%

Advertising & Broadcasting – 1.3%

Allbritton Communications Co., 7.75%, 2012	$365,000	$367,281

CBS Corp., 6.625%, 2011	860,000	897,828

DIRECTV Holdings LLC, 8.375%, 2013	884,000	948,090

EchoStar DBS Corp., 6.375%, 2011	1,945,000	1,901,237

Intelsat Ltd., 8.875%, 2015 (a)	340,000	352,750

Lamar Media Corp., 7.25%, 2013	795,000	819,844

News America Holdings, 7.7%, 2025	1,140,000	1,292,306

News America, Inc., 6.2%, 2034	542,000	536,196

		$7,115,532

Aerospace – 0.1%

DRS Technologies, Inc., 7.625%, 2018	$440,000	$452,100

Agency - Other – 1.0%

Financing Corp., 10.35%, 2018	$3,600,000	$5,358,586

Airlines – 0.2%

Continental Airlines, Inc., 7.566%, 2020	$1,045,217	$968,149

Apparel Manufacturers – 0.0%

Quiksilver, Inc., 6.875%, 2015	$100,000	$96,500

Asset Backed & Securitized – 8.4%

Airplane Pass-Through Trust, "D", 10.875%, 2019 (d)(r)	$222,233	$0

Amresco Commercial Mortgage Funding I, 7%, 2029	3,000,000	3,034,215

Asset Securitization Corp., 7.525%, 2029	1,586,134	1,731,728

Asset Securitization Corp., FRN, 7.4387%, 2026	2,000,000	2,100,765

Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	404,000	402,990

Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041	1,120,248	1,104,549

Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2013 (a)	3,165,000	3,171,795

Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035	2,000,000	1,976,185

Credit Suisse First Boston Mortgage Securities Corp., 6.75%, 2030 (a)	2,000,000	2,067,656

Crest Ltd., 7%, 2040 (a)	2,000,000	1,849,000

DLJ Commercial Mortgage Corp., 6.04%, 2031	2,000,000	2,014,364

First Union-Lehman Brothers Bank of America, FRN, 0.4301%, 2028 (i)	69,106,243	1,290,953

First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (a)	850,000	932,839

First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2015	3,000,000	3,370,009

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2015	4,000,000	3,921,321

Morgan Stanley Capital I, Inc., 5.168%, 2042	1,532,020	1,515,814

Mortgage Capital Funding, Inc., FRN, 0.7852%, 2031 (i)	18,665,984	256,876

New Century Home Equity Loan Trust, FRN, 4.532%, 2035	2,500,000	2,446,689

Residential Asset Mortgage Products, Inc., 3.878%, 2035	1,340,523	1,322,802

Spirit Master Funding LLC, 5.05%, 2023 (a)	1,950,481	1,888,687

Structured Asset Securities Corp., FRN, 4.67%, 2035	2,484,152	2,454,035

TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)	2,543,542	2,593,876

Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	2,000,000	1,934,170

Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2015	2,000,000	1,966,170

		$45,347,488

Automotive – 0.9%

DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031	$400,000	$487,673

Ford Motor Credit Co., 4.95%, 2008	200,000	184,246

Ford Motor Credit Co., 5.8%, 2009	1,600,000	1,437,611

Ford Motor Credit Co., 7%, 2013	254,000	223,223

General Motors Acceptance Corp., 6.125%, 2008	315,000	297,121

General Motors Acceptance Corp., 5.85%, 2009	600,000	550,072

General Motors Acceptance Corp., 6.75%, 2014	874,000	772,125

1

MFS Charter Income Trust PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer		Shares/Par	Value ($)

Bonds – continued

Automotive – continued

General Motors Acceptance Corp., 8%, 2031		$236,000	$215,524

Lear Corp., 8.11%, 2009		495,000	436,837

			$4,604,432

Banks & Credit Companies – 4.2%

Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049		$1,500,000	$2,038,885

Banco BMG S.A., 9.15%, 2016 (a)		982,000	1,008,023

Banco do Brasil S.A., 7.95%, 2049 (a)		161,000	163,616

Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)		1,400,000	1,450,750

Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)		808,000	808,000

BNP Paribas, 5.186% to 2015, FRN to 2049 (a)		1,667,000	1,600,088

Bosphorus Financial Services Ltd., FRN, 6.5488%, 2012 (a)		1,500,000	1,508,058

Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)		1,676,000	1,624,500

DFS Funding Corp., FRN, 6.91%, 2010 (a)		1,750,000	1,801,625

HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)		1,330,000	1,353,318

J.P. Morgan Chase & Co., 5.125%, 2014		2,100,000	2,053,871

Kazkommerts International B.V., 10.125%, 2007 (a)		367,000	385,809

Kazkommerts International B.V., 10.125%, 2007		128,000	134,560

Mizuho Financial Group, Inc., 5.79%, 2014 (a)		1,898,000	1,938,496

RBS Capital Trust II, 6.425% to 2034, FRN to 2049		829,000	875,489

Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)		655,000	650,195

Russian Standard Finance S.A., 8.125%, 2008 (a)		682,000	688,820

Russian Standard Finance S.A., 7.5%, 2010 (a)		176,000	174,240

Turanalem Finance B.V., 8%, 2014 (a)		854,000	890,295

UFJ Finance Aruba AEC, 6.75%, 2013		1,300,000	1,400,084

			$22,548,722

Broadcast & Cable TV – 1.1%

CCH II LLC, 10.25%, 2010		$475,000	$473,812

CSC Holdings, Inc., 8.125%, 2009		1,050,000	1,082,812

Lenfest Communications, Inc., 10.5%, 2006		1,900,000	1,924,227

Mediacom LLC, 9.5%, 2013		280,000	280,000

Rogers Cable, Inc., 5.5%, 2014		1,025,000	972,469

TCI Communications, Inc., 9.8%, 2012		1,169,000	1,394,025

			$6,127,345

Brokerage & Asset Managers – 1.0%

Goldman Sachs Group, Inc., 5.7%, 2012		$2,680,000	$2,733,804

Morgan Stanley Dean Witter, Inc., 6.6%, 2012		2,537,000	2,693,982

			$5,427,786

Business Services – 0.2%

Iron Mountain, Inc., 7.75%, 2015		$175,000	$177,187

Xerox Corp., 7.625%, 2013		920,000	976,350

			$1,153,537

Chemicals – 0.9%

BCP Crystal Holdings Corp., 9.625%, 2014		$204,000	$228,225

Hercules, Inc., 6.75%, 2029		860,000	842,800

Huntsman International LLC, 10.125%, 2009		331,000	339,275

Kronos International, Inc., 8.875%, 2009	EUR	100,000	124,433

Lyondell Chemical Co., 11.125%, 2012		$615,000	679,575

Nalco Co., 7.75%, 2011		650,000	661,375

Nalco Co., 8.875%, 2013		70,000	73,325

Rockwood Specialties Group, Inc., 7.5%, 2014		60,000	60,600

Yara International A.S.A., 5.25%, 2014 (a)		2,000,000	1,940,048

			$4,949,656

2

MFS Charter Income Trust PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds – continued

Conglomerates – 0.2%

Kennametal, Inc., 7.2%, 2012	$1,140,000	$1,229,298

Construction – 0.8%

Beazer Homes USA, Inc., 6.875%, 2015	$2,700,000	$2,598,750

D.R. Horton, Inc., 8%, 2009	935,000	991,841

M/I Homes, Inc., 6.875%, 2012	675,000	624,375

		$4,214,966

Consumer Goods & Services – 0.1%

Church & Dwight Co., Inc., 6%, 2012	$460,000	$457,700

Service Corp. International, 7.5%, 2017 (a)	260,000	265,525

		$723,225

Containers – 0.2%

Crown Americas, 7.75%, 2015 (a)	$245,000	$255,412

Owens-Brockway Glass Container, Inc., 8.875%, 2009	660,000	687,225

Owens-Brockway Glass Container, Inc., 8.25%, 2013	85,000	88,613

		$1,031,250

Defense Electronics – 0.9%

BAE Systems Holdings, Inc., 4.75%, 2010 (a)	$790,000	$768,992

BAE Systems Holdings, Inc., 5.2%, 2015 (a)	2,000,000	1,943,274

L-3 Communications Corp., 5.875%, 2015	750,000	720,000

L-3 Communications Corp., 6.375%, 2015	1,500,000	1,496,250

		$4,928,516

Electronics – 0.2%

Flextronics International Ltd., 6.5%, 2013	$895,000	$901,713

Emerging Market Quasi-Sovereign – 1.2%

Gazprom OAO, 9.625%, 2013 (a)	$1,510,000	$1,827,100

Pemex Project Funding Master Trust, 7.375%, 2014	774,000	861,075

Pemex Project Funding Master Trust, 8.625%, 2022	1,218,000	1,510,320

Petronas Capital Ltd., 7.875%, 2022 (a)	464,000	576,999

Petronas Capital Ltd., 7.875%, 2022	1,340,000	1,666,333

		$6,441,827

Emerging Market Sovereign – 2.8%

Federal Republic of Brazil, FRN, 5.25%, 2012	$1,907,212	$1,907,212

Republic of Argentina, FRN, 4.889%, 2012	1,656,000	1,349,173

Republic of Bulgaria, 8.25%, 2015	1,000,000	1,200,900

Republic of Colombia, FRN, 6.55%, 2015	1,054,000	1,106,700

Republic of Panama, 9.375%, 2029	1,121,000	1,468,510

Republic of South Africa, 9.125%, 2009	469,000	521,763

Russian Federation, 3%, 2008	6,252,000	5,941,901

United Mexican States, 8.125%, 2019	976,000	1,207,800

United Mexican States, 6.75%, 2034	229,000	255,908

		$14,959,867

Energy - Independent – 0.6%

Chesapeake Energy Corp., 7.5%, 2014	$335,000	$356,775

Chesapeake Energy Corp., 7%, 2014	240,000	249,000

Chesapeake Energy Corp., 6.875%, 2016	680,000	697,000

Forest Oil Corp., 7.75%, 2014	550,000	574,750

Newfield Exploration Co., 6.625%, 2014	290,000	299,425

Plains Exploration & Production Co., 7.125%, 2014	625,000	651,563

Vintage Petroleum, Inc., 8.25%, 2012	550,000	586,988

		$3,415,501

3

MFS Charter Income Trust PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds – continued

Energy - Integrated – 0.3%

Amerada Hess Corp., 7.3%, 2031	$1,463,000	$1,718,070

Entertainment – 0.5%

AMC Entertainment, Inc., 9.5%, 2011	$224,000	$211,960

AMC Entertainment, Inc., 11%, 2016 (a)	125,000	125,781

Six Flags, Inc., 9.75%, 2013	220,000	224,950

Turner Broadcasting System, Inc., 8.375%, 2013	1,784,000	2,036,900

		$2,599,591

Financial Institutions – 0.3%

HSBC Finance Corp., 5.5%, 2016	$1,481,000	$1,479,284

International Lease Finance Corp., 5%, 2010	321,000	317,122

		$1,796,406

Food & Non-Alcoholic Beverages – 0.2%

B&G Foods Holding Corp., 8%, 2011	$150,000	$153,750

Dean Foods Co., 6.625%, 2009	225,000	228,937

Smithfield Foods, Inc., 7%, 2011	465,000	470,813

		$853,500

Forest & Paper Products – 0.6%

Abitibi-Consolidated, Inc., 7.75%, 2011	$720,000	$679,500

Buckeye Technologies, Inc., 8.5%, 2013	460,000	468,050

MDP Acquisitions PLC, 9.625%, 2012	310,000	324,725

Norske Skog Canada Ltd., 7.375%, 2014	695,000	639,400

Stone Container Corp., 7.375%, 2014	1,000,000	927,500

		$3,039,175

Gaming & Lodging – 1.8%

Boyd Gaming Corp., 6.75%, 2014	$520,000	$518,700

Caesars Entertainment, Inc., 8.125%, 2011	730,000	801,175

GTECH Holdings Corp., 5.25%, 2014	235,000	236,618

Harrah's Operating Co., Inc., 5.625%, 2015	2,147,000	2,097,709

Host Marriott LP, 7.125%, 2013	465,000	480,112

Host Marriott LP, 6.375%, 2015	250,000	249,375

Majestic Star Casino LLC, 9.5%, 2010	80,000	85,600

Mandalay Resort Group, 9.375%, 2010	450,000	493,875

MGM Mirage, Inc., 8.375%, 2011	1,155,000	1,238,737

Pinnacle Entertainment, Inc., 8.75%, 2013	295,000	315,650

Royal Caribbean Cruises Ltd., 8%, 2010	990,000	1,070,755

Scientific Games Corp., 6.25%, 2012	380,000	377,625

Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	895,000	982,263

Station Casinos, Inc., 6.5%, 2014	440,000	440,000

Wynn Las Vegas LLC, 6.625%, 2014	225,000	221,625

		$9,609,819

Industrial – 0.1%

Amsted Industries, Inc., 10.25%, 2011 (a)	$335,000	$363,475

Insurance – 0.8%

American International Group, Inc., 4.25%, 2013	$4,250,000	$3,988,408

UnumProvident Corp., 7.625%, 2011	215,000	230,354

UnumProvident Corp., 6.85%, 2015 (a)	220,000	228,704

		$4,447,466

Insurance - Property & Casualty – 0.9%

ACE INA Holdings, Inc., 5.875%, 2014	$1,700,000	$1,740,601

AXIS Capital Holdings Ltd., 5.75%, 2014	1,879,000	1,866,465

4

MFS Charter Income Trust PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer		Shares/Par	Value ($)

Bonds – continued

Insurance - Property & Casualty – continued

Fund American Cos., Inc., 5.875%, 2013		$1,351,000	$1,346,686

			$4,953,752

International Market Quasi-Sovereign – 2.2%

KfW Bankengruppe, FRN, 2.563%, 2007	EUR	3,321,000	$3,960,634

Landesbank Baden-Wurttemberg, FRN, 2.508%, 2007	EUR	1,105,000	1,318,666

Landesbank Baden-Wurttemberg, FRN, 2.594%, 2007	EUR	1,033,000	1,232,819

Landesbank Baden-Wurttemberg, FRN, 2.704%, 2007	EUR	1,950,000	2,327,624

Network Rail MTN Finance PLC, FRN, 2.628%, 2007	EUR	2,304,000	2,750,587

			$11,590,330

International Market Sovereign – 21.2%

Federal Republic of Germany, 3.5%, 2008	EUR	6,350,000	$7,650,284

Federal Republic of Germany, 3.75%, 2015	EUR	4,204,000	5,125,190

Federal Republic of Germany, 6.25%, 2030	EUR	740,000	1,232,373

Government of Canada, 4.5%, 2015	CAD	1,435,000	1,296,434

Government of New Zealand, 6.5%, 2013	NZD	12,651,000	8,738,352

Government of New Zealand, 6%, 2015	NZD	768,000	517,855

Government of New Zealand, 6%, 2017	NZD	1,975,000	1,336,167

Kingdom of Netherlands, 5.75%, 2007	EUR	4,442,000	5,444,268

Kingdom of Netherlands, 3.75%, 2009	EUR	5,253,000	6,385,540

Kingdom of Spain, 6%, 2008	EUR	4,910,000	6,179,025

Kingdom of Spain, 5.35%, 2011	EUR	2,929,000	3,852,514

Republic of Austria, 5.5%, 2007	EUR	5,174,000	6,415,207

Republic of Finland, 5.375%, 2013	EUR	8,453,000	11,366,715

Republic of France, 4.75%, 2007	EUR	9,352,000	11,428,222

Republic of France, 4.75%, 2012	EUR	950,000	1,225,570

Republic of France, 6%, 2025	EUR	1,211,000	1,902,789

Republic of Ireland, 4.25%, 2007	EUR	9,050,000	11,014,768

Republic of Ireland, 4.6%, 2016	EUR	963,000	1,256,065

United Kingdom Treasury, 5.75%, 2009	GBP	4,870,000	8,971,359

United Kingdom Treasury, 8%, 2015	GBP	5,559,000	12,756,430

			$114,095,127

Machinery & Tools – 0.5%

Case New Holland, Inc., 6%, 2009		$1,415,000	$1,386,700

Case New Holland, Inc., 9.25%, 2011		160,000	171,600

Case New Holland, Inc., 7.125%, 2014 (a)		380,000	380,950

Manitowoc Co., Inc., 10.5%, 2012		331,000	366,582

Terex Corp., 9.25%, 2011		265,000	282,556

			$2,588,388

Medical & Health Technology & Services – 1.3%

AmerisourceBergen Corp., 5.875%, 2015 (a)		$2,465,000	$2,480,653

DaVita, Inc., 6.625%, 2013		170,000	172,550

Fisher Scientific International, Inc., 6.125%, 2015		1,800,000	1,802,250

HCA, Inc., 8.75%, 2010		960,000	1,055,892

HCA, Inc., 6.375%, 2015		955,000	953,502

Omnicare, Inc., 6.875%, 2015		360,000	367,200

Triad Hospitals, Inc., 7%, 2013		315,000	317,756

			$7,149,803

Metals & Mining – 0.8%

Codelco, Inc., 5.625%, 2035 (a)		$1,104,000	$1,102,636

Foundation PA Coal Co., 7.25%, 2014		520,000	533,000

Ispat Inland ULC, 9.75%, 2014		1,200,000	1,365,000

Massey Energy Co., 6.875%, 2013 (a)		290,000	289,275

5

MFS Charter Income Trust PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds – continued

Metals & Mining – continued

Peabody Energy Corp., 5.875%, 2016	$425,000	$412,250

Peabody Energy Corp., "B", 6.875%, 2013	355,000	364,763

U.S. Steel Corp., 9.75%, 2010	413,000	448,105

		$4,515,029

Mortgage Backed – 13.9%

Fannie Mae, 4.845%, 2013	$252,937	$247,248

Fannie Mae, 4.1%, 2013	947,987	889,597

Fannie Mae, 4.19%, 2013	867,827	817,380

Fannie Mae, 3.81%, 2013	588,675	543,477

Fannie Mae, 4.6%, 2014	763,053	734,475

Fannie Mae, 4.667%, 2014	1,348,473	1,304,183

Fannie Mae, 4.518%, 2014	910,286	872,329

Fannie Mae, 4.77%, 2014	595,529	578,368

Fannie Mae, 4.56%, 2015	319,741	306,068

Fannie Mae, 4.665%, 2015	258,917	249,590

Fannie Mae, 4.7%, 2015	247,035	238,675

Fannie Mae, 4.89%, 2015	173,997	170,247

Fannie Mae, 4.74%, 2015	600,000	580,811

Fannie Mae, 4.87%, 2015	521,550	509,641

Fannie Mae, 4.925%, 2015	1,943,640	1,908,265

Fannie Mae, 4.815%, 2015	600,000	583,544

Fannie Mae, 6%, 2016 - 2034	6,917,243	7,025,254

Fannie Mae, 5.5%, 2019 - 2035	42,891,481	42,647,748

Fannie Mae, 4.88%, 2020	580,157	574,448

Fannie Mae, 6.5%, 2032 - 2033	3,635,845	3,730,050

Freddie Mac, 6%, 2034	2,399,337	2,425,487

Freddie Mac, 5.5%, 2034	8,125,066	8,073,525

		$75,010,410

Municipals – 0.5%

Massachusetts State Water Resources Authority, "A", MBIA, 5.25%, 2015	$2,450,000	$2,724,694

Natural Gas - Distribution – 0.1%

AmeriGas Partners LP, 7.25%, 2015	$470,000	$477,050

AmeriGas Partners LP, 7.125%, 2016	175,000	175,875

		$652,925

Natural Gas - Pipeline – 0.8%

Atlas Pipeline Partners LP, 8.125%, 2015 (a)	$215,000	$223,600

CenterPoint Energy Resources Corp., 7.875%, 2013	1,600,000	1,816,496

Colorado Interstate Gas Co., 5.95%, 2015	170,000	167,700

Magellan Midstream Partners LP, 5.65%, 2016	311,000	309,752

Southern Natural Gas Co., Inc., 8.875%, 2010	550,000	588,292

Williams Cos., Inc., 8.75%, 2032	800,000	968,000

		$4,073,840

Network & Telecom – 2.0%

Citizens Communications Co., 9.25%, 2011	$815,000	$902,612

Citizens Communications Co., 6.25%, 2013	645,000	632,906

Citizens Communications Co., 9%, 2031	650,000	690,625

Deutsche Telekom International Finance B.V., 8.25%, 2030	1,500,000	1,886,034

Eircom Funding PLC, 8.25%, 2013	515,000	550,406

Espirit Telecom Group PLC, 10.875%, 2008 (d)	165,000	0

Qwest Corp., 7.875%, 2011	860,000	920,200

Qwest Corp., 8.875%, 2012	450,000	504,000

Telecom Italia Capital, 6%, 2034	1,000,000	945,645

6

MFS Charter Income Trust PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds – continued

Network & Telecom – continued

Telefonica Europe B.V., 7.75%, 2010	$1,000,000	$1,086,210

Verizon New York, Inc., 6.875%, 2012	2,542,000	2,660,694

		$10,779,332

Oil Services – 0.1%

GulfMark Offshore, Inc., 7.75%, 2014	$435,000	$452,400

Petroleum Export Peloil, 5.265%, 2011 (a)	280,000	272,524

		$724,924

Oils – 0.7%

Premcor Refining Group, Inc., 7.5%, 2015	$3,550,000	$3,785,947

Printing & Publishing – 0.5%

Dex Media East LLC, 9.875%, 2009	$565,000	$605,962

Dex Media West LLC, 9.875%, 2013	1,527,000	1,691,152

MediaNews Group, Inc., 6.875%, 2013	515,000	480,238

		$2,777,352

Railroad & Shipping – 0.6%

TFM S.A. de C.V., 9.375%, 2012	$2,809,000	$3,093,411

Real Estate – 0.5%

EOP Operating LP, 4.75%, 2014	$1,500,000	$1,413,106

HRPT Properties Trust, 6.25%, 2016	1,324,000	1,361,553

		$2,774,659

Restaurants – 0.3%

YUM! Brands, Inc., 8.875%, 2011	$1,500,000	$1,712,747

Retailers – 0.6%

Couche-Tard, Inc., 7.5%, 2013	$210,000	$218,925

Gap, Inc., 9.55%, 2008	940,000	1,031,615

GSC Holdings Corp., 8%, 2012 (a)	130,000	129,675

Limited Brands, Inc., 5.25%, 2014	1,100,000	1,039,128

Rite Aid Corp., 8.125%, 2010	365,000	372,300

Steinway Musical Instruments, Inc., 7%, 2014 (a)	155,000	156,163

		$2,947,806

Steel – 0.1%

Chaparral Steel Co., 10%, 2013	$205,000	$226,525

Supranational – 0.3%

Central American Bank, 4.875%, 2012 (a)	$1,426,000	$1,369,237

Telecommunications - Wireless – 1.2%

AT&T Wireless Services, Inc., 8.75%, 2031	$1,500,000	$1,990,585

Centennial Communications Corp., 10.125%, 2013	240,000	262,800

Cingular Wireless LLC, 6.5%, 2011	1,700,000	1,802,819

Dolphin Telecom PLC, 11.5%, 2008 (d)	1,600,000	0

Dolphin Telecom PLC, "B", 14%, 2009 (d)	750,000	0

Excelcomindo Finance Co., 7.125%, 2013 (a)	100,000	100,500

Nextel Communications, Inc., 5.95%, 2014	1,315,000	1,321,768

Rogers Wireless, Inc., 6.375%, 2014	550,000	555,500

Rogers Wireless, Inc., 7.5%, 2015	450,000	488,250

		$6,522,222

Tobacco – 0.4%

R.J. Reynolds Tobacco Holdings, Inc, 7.3%, 2015	$1,300,000	$1,347,125

R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012	818,000	846,630

		$2,193,755

7

MFS Charter Income Trust PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds – continued

Transportation - Services – 0.1%

Stena AB, 7%, 2016	$375,000	$348,750

Westinghouse Air Brake Technologies Corp., 6.875%, 2013	210,000	214,725

		$563,475

U.S. Government Agencies – 2.9%

Small Business Administration, 4.34%, 2024	$7,615,823	$7,223,493

Small Business Administration, 4.77%, 2024	5,889,975	5,737,329

Small Business Administration, 5.11%, 2025	2,652,266	2,631,025

		$15,591,847

U.S. Treasury Obligations – 9.1%

U.S. Treasury Bonds, 12%, 2013	$7,500,000	$8,767,380

U.S. Treasury Bonds, 10.625%, 2015	3,350,000	4,877,258

U.S. Treasury Bonds, 6.25%, 2023	8,000,000	9,459,376

U.S. Treasury Bonds, 5.375%, 2031	635,000	706,859

U.S. Treasury Notes, 4.25%, 2014	2,500,000	2,435,743

U.S. Treasury Notes, 4.125%, 2015	1,285,000	1,240,477

U.S. Treasury Notes, 9.875%, 2015	5,025,000	7,069,939

U.S. Treasury Notes, TIPS, 2%, 2014	10,820,708	10,827,471

U.S. Treasury Notes, TIPS, 1.625%, 2015	3,717,101	3,606,603

		$48,991,106

Utilities - Electric Power – 3.4%

Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)	$545,000	$598,819

CMS Energy Corp., 8.5%, 2011	285,000	310,650

DPL, Inc., 6.875%, 2011	707,000	742,153

Duke Capital Corp., 8%, 2019	1,350,000	1,595,385

Enersis S.A., 7.375%, 2014	1,273,000	1,361,042

FirstEnergy Corp., 6.45%, 2011	4,759,000	4,976,929

Mirant North America LLC, 7.375%, 2013 (a)	370,000	379,713

MSW Energy Holdings LLC, 7.375%, 2010	545,000	564,075

Nevada Power Co., 5.875%, 2015	900,000	901,650

NorthWestern Corp., 5.875%, 2014	1,010,000	1,015,213

NRG Energy, Inc., 7.375%, 2016	1,110,000	1,143,300

Reliant Resources, Inc., 9.5%, 2013	235,000	239,700

System Energy Resources, Inc., 5.129%, 2014 (a)	2,255,683	2,156,433

TECO Energy, Inc., 7.5%, 2010	450,000	479,250

TXU Corp., 5.55%, 2014	605,000	576,183

TXU Energy Co., 7%, 2013	1,220,000	1,296,526

		$18,337,021

Total Bonds		$516,169,162

Common Stocks – 0.0%

Printing & Publishing – 0.0%

Golden Books Family Entertainment, Inc. (n)	3,683	$0

Specialty Chemicals – 0.0%

Sterling Chemicals, Inc. (n)	1	$10

Total Common Stocks		$10

Convertible Preferred Stocks – 0.1%

Automotive – 0.1%

General Motors Corp., 5.25%	25,500	$387,855

8

MFS Charter Income Trust PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Warrants – 0%

Loral Space & Communications Ltd. (Business Services) (n)	$ 0.14	1/28/97	1,625	$0

Loral Space & Communications Ltd. (Business Services) (n)	0.14	1/28/97	750	$0

Sterling Chemicals, Inc. (Specialty Chemicals) (n)	52.00	12/31/02	1	0

Total Warrants				$0

Short-Term Obligation – 1.8%

General Electric Capital Corp., 4.56%, due 3/01/06 (y)			$9,638,000	$9,638,000

Total Investments (k)				$526,195,027

Other Assets, Less Liabilities – 2.2%				11,850,117

Net Assets – 100.0%				$538,045,144

(n)	Non-income producing security.
(d)	Non-income producing security - in default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of February 28, 2006, the fund had five securities that were fair valued, aggregating $0, in accordance with the policies adopted by the Board of Trustees.
(a)	SEC Rule 144A restriction.
(r)	Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted security:

Restricted Security	Acquisition Date	Acquisition Cost	Current Market Value	Total % of Net Assets

Airplane Pass-Through Trust, "D", 10.875%, 2019	3/13/96	$222,233	$0	0.0%
Total Restricted Securities			$0	0.0%

The following abbreviations are used in the Portfolio of Investments and are defined:
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS	Treasury Inflation Protected Security
Insurer
MBIA	MBIA Insurance Corp.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS Charter Income Trust
Supplemental Schedules (Unaudited) 02/28/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$538,095,567
Gross unrealized appreciation	$5,367,315
Gross unrealized depreciation	(17,267,855)
Net unrealized appreciation (depreciation)	$(11,900,540)

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Financial Instruments
      Derivatives

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

Contracts to Deliver/Receive		Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Sales
AUD	4,490,980	3/20/06-4/07/06	$3,287,149	$3,277,570	$9,579
EUR	79,805,059	3/27/06-4/18/06	95,261,044	95,519,934	(258,890)
GBP	12,267,420	3/30/06	21,826,040	21,543,777	282,263
JPY	2,215,193,960	3/15/06-3/27/06	19,192,247	19,167,267	24,980
NOK	378,445	3/13/06	57,229	56,197	1,032
NZD	20,470,137	3/20/06-4/07/06	14,033,363	13,544,642	488,721
			$153,657,072	$153,109,387	$547,685

Purchases
AUD	4,490,980	3/20/06-4/07/06	$3,286,699	$3,277,570	$(9,129)
CAD	1,595,230	3/20/06	1,376,444	1,403,574	27,130
CNY	42,072,400	4/06/06	5,266,621	5,266,950	329
EUR	4,196,551	3/20/06-3/27/06	5,145,433	5,015,962	(129,471)
JPY	2,215,193,960	3/15/06-3/27/06	18,800,000	19,167,267	367,267
NZD	2,096,899	4/07/06	1,424,759	1,387,124	(37,635)
SEK	1,151,519	3/13/06	148,608	145,769	(2,839)
			$35,448,564	$35,664,216	$215,652

At February 26, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $40,967 with Merrill Lynch International.

10

MFS Charter Income Trust Supplemental Schedules (Unaudited) 02/28/2006 - continued Credit Default Swaps

Expiration	Notional Principal Amount of Contract	Description	Unrealized Appreciation (Depreciation)

3/20/2011	$ 2,700,000	Agreement between the trust and Merrill Lynch Capital Services to exchange the credit risk of Kohls Corp. As a buyer of protection, the trust agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.42% of the notional amount of $2,700,000 until maturity on March 20, 2011. If Kohls Corp. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the trust would then purchase $2,700,000 par of Kohls bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver $2,700,000 in cash to the trust.	$ (1,481)

At February 28, 2006 the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2006, are as follows:

United States	64.4%
Great Britain	5.4%
Germany	4.8%
France	3.1%
Ireland	2.5%
Netherlands	2.2%
Finland	2.2%
Spain	2.1%
New Zealand	2.0%
Other	11.3%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

11

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 24, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 24, 2006 * Print name and title of each signing officer under his or her signature.